Leases	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Leases

NOTE 17. LEASES

17.1.    Financial Leases

The “Property, Plant and Equipment” account includes the following amounts in which the Group is lessee under the terms of financial lease contracts.

	Real Estate	Furniture and Fixtures	Machines and Equipment	Vehicles	Total
Cost	—	—	14,660	—	14,660
Accumulated Depreciation	—	—	(14,660)	—	(14,660)

Balance as of 12.31.18	—	—	—	—	—

	Real Estate	Furniture and Fixtures	Machines and Equipment	Vehicles	Total
Cost	—	—	14,660	440	15,100
Accumulated Depreciation	—	—	(14,660)	(198)	(14,858)

Balance as of 12.31.17	—	—	—	242	242

	Real Estate	Furniture and Fixtures	Machines and Equipment	Vehicles	Total
Cost	—	—	14,660	1,576	16,236
Accumulated Depreciation	—	—	(14,660)	(811)	(15,471)

Balance as of 01.01.17	—	—	—	765	765

17.2.    Operating Leases

The Group records contractual obligations derived from the lease of certain properties used as part of the distribution network. The term of these contracts ranges from one to five years and most of them are renewable upon their expiration at market values. The estimated future lease payments in connection with these properties are as follows:

	12.31.18	12.31.17	01.01.17
Less than One Year	906,405	788,950	672,834
Over One Year and up to Five Years	5,284,731	2,185,391	1,917,092
Over Five Years	6,191,137	1,079,291	430,597

Total	12,382,273	4,053,632	3,020,523